Notes to the consolidated cash flow statement	6 Months Ended
Mar. 31, 2022
Notes to the consolidated cash flow statement
Notes to the consolidated cash flow statement

Note 16. Notes to the consolidated cash flow statement

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit	3,284	2,018	3,445	63	(5)
Adjustments:
Depreciation, amortisation and impairment	805	1,900	1,154	(58)	(30)
Impairment charges/(benefits)	241	(108)	(240)	large	large
Net decrease/(increase) in current and deferred tax	101	264	86	(62)	17
(Increase)/decrease in accrued interest receivable	(59)	102	81	large	large
(Decrease)/increase in accrued interest payable	25	(84)	(339)	large	large
(Decrease)/increase in provisions	(536)	(249)	(1,467)	115	(63)
Other non-cash items	(169)	135	(388)	large	(56)
Cash flows from operating activities before changes in operating assets and liabilities	3,692	3,978	2,332	(7)	58
Net (increase)/decrease in:
Collateral paid	(3,293)	(166)	471	large	large
Trading securities and financial assets measured at FVIS	(2,106)	(574)	19,890	large	large
Derivative financial instruments	3,004	4,610	(7,030)	(35)	large
Loans	(12,636)	(17,066)	1,968	(26)	large
Other financial assets	726	(702)	428	large	70
Life insurance assets and liabilities	133	(216)	(377)	large	large
Other assets	(17)	72	(66)	large	(74)
Net increase/(decrease) in:
Collateral received	(184)	(251)	344	(27)	large
Deposits and other borrowings	21,758	35,347	(1,610)	(38)	large
Other financial liabilities	1,382	5,268	3,768	(74)	(63)
Other liabilities	3	(35)	27	large	(89)
Net cash provided by/(used in) operating activities	12,462	30,265	20,145	(59)	(38)

Note 16. Notes to the consolidated cash flow statement (continued)

Details of the assets and liabilities over which control ceased

Details of the businesses over which control ceased are provided in Note 17 and Note 37 of the 2021 Annual Report.

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2022	2021	2021
Assets:
Cash and balances with central banks	—	50	—
Trading securities and other financial assets measured at FVIS	—	409	—
Loans	965	369	—
Other financial assets	12	688	—
Life insurance assets	186	—	—
Property and equipment	—	29	—
Deferred tax assets	—	4	—
Intangible assets	—	243	—
Other assets	12	226	—
Total assets	1,175	2,018	—
Liabilities:
Other financial liabilities	2	110	—
Current tax liabilities	2	—	—
Life insurance liabilities	(115)	—	—
Provisions	4	9	—
Deferred tax liabilities	34	—	—
Other liabilities	36	720	—
Total liabilities	(37)	839	—
Total equity attributable to owners of WBC	1,212	1,179	—
Cash proceeds received (net of transaction costs)	1,388	1,322	—
Expected receivable (completion settlement)/(payable)	(5)	8	—
Deferred consideration	118	37	—
Total consideration	1,501	1,367	—
Gain/(loss) on disposal	289	188	—
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	1,388	1,322	—
Less: Cash deconsolidated	-	(50)	—
Cash consideration received (net of transaction costs and cash held)	1,388	1,272	—

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Shares issued under the dividend reinvestment plan	—	—	401	—	(100)
Increase in lease liabilities	98	55	144	78	(32)

On 15 September 2021, $1,152 million of Westpac Capital Notes (WCN) 4 were transferred to the WCN4 nominated party for $100 each pursuant to the WCN8 reinvestment offer. Those WCN4 were subsequently redeemed and cancelled by Westpac. On 20 December 2021, Westpac redeemed the remaining outstanding WCN4.

Businesses acquired

During Half Year March 2022, Westpac acquired MoneyBrilliant Pty Ltd (100% interest on 13 December 2021).

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $480 million (30 September 2021: $445 million, 31 March 2021: $236 million) which are included in cash and balances with central banks. Included in assets held for sale are restricted cash balances with central banks totalling nil (30 September 2021: nil, 31 March 2021: $174 million).